12. Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation for the Company’s two postretirement benefit plans
(Dollars in thousands)
	2012	2011

Benefit obligation at beginning of period	$2,923	2,607
Service cost	430	303
Interest cost	89	64
Benefits paid	(60)	(51)

Benefit obligation at end of period	$3,382	2,923

Amounts recognized in the Company’s Consolidated Balance Sheet
(Dollars in thousands)
	2012	2011

Benefit obligation	$3,382	2,923
Fair value of plan assets	-	-

(Dollars in thousands)
	2012	2011

Funded status	$(3,382)	(2,923)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(3,382)	(2,923)

Unfunded accrued liability	$(3,382)	(2,923)
Intangible assets	-	-

Net amount recognized	$(3,382)	(2,923)

Net periodic benefit cost of the Company’s post retirement benefit plans
(Dollars in thousands)
	2012	2011

Service cost	$430	303
Interest cost	89	64

Net periodic cost	$519	367

Weighted average discount rate assumption used to
determine benefit obligation	5.43%	6.59%

Expected benefit payments for the Company’s two postretirement benefit plans
(Dollars in thousands)

Year ending December 31,
2013	$130
2014	$219
2015	$250
2016	$251
2017	$283
Thereafter	$8,944